Equity Method Investments - Summarized Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	$ 54.8	$ 84.0	$ 103.2	$ 188.1
Operating expenses	(81.6)	(188.0)	(170.5)	(319.2)
Net loss	(59.9)	(109.6)	(114.3)	(196.6)
Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	29.3	37.4	51.8	65.5
Operating expenses	(27.4)	(33.0)	(47.7)	(60.1)
Net loss	2.5	3.0	1.1	3.4
Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	58.5	60.2	173.2	100.8
Operating expenses	(63.3)	(45.8)	(148.0)	(87.7)
Net loss	(1.5)	15.3	28.4	12.1
Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	27.1	25.8	71.9	35.0
Operating expenses	(35.7)	(23.6)	(81.7)	(34.8)
Net loss	(16.3)	2.0	(9.3)	0.0
Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	13.8	9.7	23.9	12.4
Operating expenses	(8.6)	(6.8)	(17.9)	(10.8)
Net loss	$ 3.7	$ 2.8	$ 3.3	$ 1.9